Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment
6.	Property, plant and equipment

	Land and	Data	Equipment	Leasehold	Equipment in	Power plant
	buildings	miners	and other	improvement	construction	in use	Total
Cost
December 31, 2020	$-	$5,802,789	$2,760,000	$1,040,000	$-	$-	$9,602,789
Additions	-	26,845,831 (1)	603,324	-	7,148,920	-	34,598,075
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	$-	$31,658,103	$3,363,324	$1,040,000	$7,148,920	-	$43,210,347
Additions	3,658,510	-	1,641,520	39,542	10,413,466	-	15,753,038
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
Transfer asset in use	-	-	3,218,685	-	(3,218,685)	-	-
December 31, 2022	3,658,510	30,404,111	8,223,529	1,079,542	14,343,701	-	57,709,393
Additions	827,230	1,491,668	688,868	-	-	-	3,007,766
Disposal	-	-	(499,950)	-	-	-	(499,950)
Write-off	-	-	(1,363,941)	-	-	-	(1,363,941)
Transfer asset in use	-	-	14,343,701	-	(14,343,701)	-	-
Acquired in business combination (note 4)	530,000	-	-	-	-	4,643,800	5,173,800
December 31, 2023	$5,015,740	$31,895,779	$21,392,207	$1,079,542	$-	$4,643,800	$64,027,068
Accumulated depreciation
December 31, 2020	$-	$2,538,211	$479,888	$87,056	$-	$-	$3,105,155
Depreciation	-	2,272,602	577,000	104,000	-	-	2,953,602
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	$-	$3,820,296	$1,056,888	$191,056	$-	$-	$5,068,240
Depreciation	-	8,815,246	1,607,458	105,208	-	-	10,527,912
Impairment	-	1,556,000	-	-	-	-	1,556,000
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
December 31, 2022	-	12,937,550	2,664,346	296,264	-	-	15,898,160
Depreciation	-	9,825,482	4,483,977	105,318	-	327,447	14,742,224
December 31, 2023	$-	$22,763,032	$7,148,323	$401,582	$-	$327,447	$30,640,384
Net carrying value
As at December 31, 2022	$3,658,510	$17,466,561	$5,559,183	$783,278	$14,343,701	$-	$41,811,233
As at December 31, 2023	$5,015,740	$9,132,747	$14,243,884	$677,960	$-	$4,316,353	$33,386,684

(1)	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.

The Company tested its data miners as at December 31, 2023 and 2022. The recoverable amount of the data miners was determined based on the higher of the value in use and fair value less costs of disposal calculation, based on specific judgment and assumptions. The fair value less costs to sell determined the recoverable amount. As a result, the Company recorded an impairment charge over its data miners of $nil (2022 - $1,556,000). The impairment was based on an assessment of the performance of the data miners in relation to prevailing replacement costs and the downturn of the prices of the Company’s digital currencies.